EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE [Abstract]
Computation of Basic and Diluted Earnings Per Share

Earnings per share for the years ended December 31, 2010, 2011 and 2012 were calculated as follows:

	Years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$

Numerator for basic and diluted earnings (loss) per share:
Net income (loss) and comprehensive income (loss) attributable to Lentuo International Inc. shareholders	161,373	67,917	(5,458)	(876)

Denominator for basic and diluted earnings (loss) per share:
Number of ordinary shares outstanding, opening	10,000,000	58,937,912	58,937,912
Retroactive adjustment for bonus element in rights offering on October 29, 2010 (Note 21)	31,567,302	-	-
Weighted average number of ordinary shares issued on August 20, 2010 (1,510,841 shares)	554,665	-	-
Weighted average number of ordinary shares issued on December 15, 2010 (13,000,000 shares)	605,479	-	-
Weighted average number of ordinary shares outstanding	42,727,446	58,937,912	58,937,912

Basic and diluted earnings (loss) per share	3.77	1.15	(0.09)	(0.01)